Post-employee benefit plans - Fair value of plan assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Equity securities, total plan assets fair value percent	22.00%	22.00%
Debt securities, total plan assets fair value percent	65.00%	68.00%
Alternative investments, total plan asset fair value percent	13.00%	10.00%
Total plan assets fair value percent	100.00%	100.00%
Defined benefit obligation hedged	$ 5,000
DB pension
Disclosure of fair value of plan assets [line items]
Plan assets, at fair value	23,945	$ 20,563
Equity securities included in total plan assets	$ 13	$ 17
Equity securities percent included in total plan assets	0.05%	0.08%
Debt securities included in total plan assets	$ 11	$ 15
Debt securities percent included in total plan assets	0.05%	0.07%
Alternative investments included in total plan assets	$ 135	$ 135
Alternative investments percent included in total plan assets	0.56%	0.66%
Canadian | DB pension
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,045	$ 901
Foreign | DB pension
Disclosure of fair value of plan assets [line items]
Equity securities	$ 4,349	3,682
Bottom of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	20.00%
Debt securities, weighted average target allocation	55.00%
Alternative investments, weighted average target allocation	0.00%
Top of range
Disclosure of fair value of plan assets [line items]
Equity securities, weighted average target allocation	35.00%
Debt securities, weighted average target allocation	80.00%
Alternative investments, weighted average target allocation	25.00%
Debt securities, excluding money market | Canadian | DB pension
Disclosure of fair value of plan assets [line items]
Debt securities	$ 13,126	12,469
Debt securities, excluding money market | Foreign | DB pension
Disclosure of fair value of plan assets [line items]
Debt securities	1,890	1,068
Money market | DB pension
Disclosure of fair value of plan assets [line items]
Debt securities	491	387
Private equities | DB pension
Disclosure of fair value of plan assets [line items]
Alternative investments	1,484	1,164
Hedge funds | DB pension
Disclosure of fair value of plan assets [line items]
Alternative investments	965	726
Real estate | DB pension
Disclosure of fair value of plan assets [line items]
Alternative investments	484	55
Other | DB pension
Disclosure of fair value of plan assets [line items]
Alternative investments	$ 111	$ 111